Intangible Assets, Net	12 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

13 INTANGIBLE ASSETS, NET

The following table summarizes the Group’s intangible assets, net:

	As of March 31, 2018
	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment Amount	Net Carrying Amount
	RMB	RMB	RMB	RMB
Domain name	3,275	(954)	—	2,321
Insurance agency license	2,848	(178)	—	2,670
Buyer and customer resource	462,770	(462,770)	—	—
Brand	184,470	(172,110)	(12,360)	—
Strategic business resources	353,969	(242,190)	—	111,779
Technology	22,940	(20,926)	(2,014)	—

Total	1,030,272	(899,128)	(14,374)	116,770

	As of March 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment Amount	Net Carrying Amount
	RMB	RMB	RMB	RMB
Domain name	12,495	(1,428)	—	11,067
Trademarks	217	(33)	—	184
Insurance agency license	2,848	(320)	—	2,528
Buyer and customer resource	462,770	(462,770)	—	—
Brand	184,470	(172,110)	(12,360)	—
Strategic business resources	1,424,593	(436,405)	—	988,188
Technology	22,940	(20,926)	(2,014)	—

Total	2,110,333	(1,093,992)	(14,374)	1,001,967

Amortization expenses for intangible assets were RMB440,772, RMB384,555 and RMB194,874 for the years ended March 31, 2017, 2018 and 2019, respectively.

In December 2016, the business of Aimei has been terminated primarily because the Group decided to sharpen its focus on its current business model, and to a lesser extent, the operating conditions of the business. As a result, the intangible assets from the acquisition of Aimei were fully impaired. The impairment charge of approximately RMB14,374 (RMB12,360 for brand and RMB2,014 for technology, respectively) was recognized in impairment of goodwill and intangible assets in the Consolidated Statements of Operations and Comprehensive Loss for the year ended March, 2017.

As of March 31, 2019, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

For the years ended March 31,	RMB
2020	313,700
2021	313,999
2022	313,999
2023	50,213
2024	951
Thereafter	9,105

1,001,967